Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan. 31, 2013
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2013